Exhibit 99.1

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019

This report contains information regarding assets pledged as security (the Cover Pool) in respect of the obligations under the Covered Bonds issued under RBC’s Global Covered Bond Programme as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time. Certain of the information set forth in this report, including credit bureau scores, current ratings and “The Teranet-National Bank House Price Index™” Methodology has been obtained from and is based upon sources believed by RBC and the Guarantor LP to be accurate, however, neither RBC nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or any reliance you place on such information. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security, which will be made only by a prospectus or otherwise in accordance with applicable securities laws. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.
THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.
The Cover Pool is owned by RBC Covered Bond Guarantor Limited Partnership (Guarantor LP), which has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme. Please click on the link below for additional information about the RBC Covered Bond Programme and the information contained herein. For the meaning of capitalized terms used and not otherwise defined in this report, click the following link and go to the Glossary tab in the Monthly Investor Report section: http://www.rbc.com/investorrelations/fixed_income/covered-bonds-terms.html
In this report, currency amounts are stated in Canadian dollars (“$”), unless otherwise specified.
Programme Information
Outstanding Covered Bonds
	Initial		C$	Final
Series	Principal Amount	Translation Rate	Equivalent	Maturity Date(1)	Interest Basis	Rate Type
CB7	CHF 500,000,000	1.1149700 C$/CHF	$557,485,000	2021/04/21	2.250%	Fixed
CB11	€ 2,000,000,000	1.3650000 C$/€	$2,730,000,000	2020/08/04	1.625%	Fixed
CB18	US$2,000,000,000	1.2520000 C$/US$	$2,504,000,000	2020/02/05	1.875%	Fixed
CB19	$1,500,000,000	N/A	$1,500,000,000	2020/03/23	3 month BA +0.36%	Floating
CB20	$700,000,000	N/A	$700,000,000	2020/03/23	1.590%	Fixed
CB21	€ 1,000,000,000	1.3870000 C$/€	$1,387,000,000	2022/06/17	0.875%	Fixed
CB22	€ 279,500,000	1.4017000 C$/€	$391,775,150	2031/07/21	1.652%	Fixed
CB25	€ 1,250,000,000	1.4899000 C$/€	$1,862,375,000	2020/12/16	0.500%	Fixed
CB26	US$1,750,000,000	1.3027000 C$/US$	$2,279,725,000	2020/10/14	2.100%	Fixed
CB27	€ 410,500,000	1.4525000 C$/€	$596,234,800	2034/12/15	1.616%	Fixed
CB28	€ 100,000,000	1.5370000 C$/€	$153,700,000	2036/01/14	1.625%	Fixed
CB30	€ 1,500,000,000	1.4808000 C$/€	$2,221,200,000	2021/03/11	0.125%	Fixed
CB31	US$1,750,000,000	1.3266000 C$/US$	$2,321,550,000	2021/03/22	2.300%	Fixed
CB33	£100,000,000	1.7199000 C$/£	$171,990,000	2021/09/14	3 month £ ICE Libor +0.40%	Floating
CB34	£500,000,000	1.6401000 C$/£	$820,050,000	2021/12/22	1.125%	Fixed
CB35	£650,000,000	1.7114000 C$/£	$1,112,410,000	2022/12/08	3 month £ Libor +0.23%	Floating
CB36	£750,000,000	1.7220000 C$/£	$1,291,500,000	2021/06/08	3 month £ Libor +0.27%	Floating
CB37	€ 1,500,000,000	1.5417000 C$/€	$2,312,550,000	2023/06/28	0.250%	Fixed
CB38	€ 1,500,000,000	1.5148000 C$/€	$2,272,200,000	2025/09/10	0.625%	Fixed
CB39	US$1,700,000,000	1.2990000 C$/US$	$2,208,300,000	2021/10/22	3.350%	Fixed
CB40	€ 1,750,000,000	1.5160000 C$/€	$2,653,000,000	2024/01/29	0.250%	Fixed
CB41	€ 100,000,000	1.5110000 C$/€	$151,100,000	2039/03/14	1.384%	Fixed
CB42	€ 1,250,000,000	1.5040000 C$/€	$1,880,000,000	2026/06/19	0.050%	Fixed
CB43	$1,250,000,000	N/A	$1,250,000,000	2022/06/27	3 month CDOR +0.14%	Floating
CB44	US$1,500,000,000	1.3244000 C$/US$	$1,986,600,000	2022/09/23	1.900%	Fixed
CB45	£1,000,000,000	1.6354000 C$/£	$1,635,400,000	2024/10/03	Compounded Daily Sonia +0.58%	Floating
Total			$38,950,144,950
OSFI Covered Bond Ratio:			2.93%(2)
OSFI Covered Bond Ratio Limit:			5.50%

Weighted average maturity of Outstanding Covered Bonds (months)				35.10
Weighted average remaining term of Loans in Cover Pool (months)				26.98

Series Ratings		Moody's	DBRS	Fitch
CB7		Aaa	AAA	AAA
CB11		Aaa	AAA	AAA
CB18		Aaa	AAA	AAA
CB19		Aaa	AAA	AAA
CB20		Aaa	AAA	AAA
CB21		Aaa	AAA	AAA
CB22		Aaa	AAA	AAA
CB25		Aaa	AAA	AAA
CB26		Aaa	AAA	AAA
CB27		Aaa	AAA	AAA
CB28		Aaa	AAA	AAA
CB30		Aaa	AAA	AAA
CB31		Aaa	AAA	AAA
CB33		Aaa	AAA	AAA
CB34		Aaa	AAA	AAA
CB35		Aaa	AAA	AAA
CB36		Aaa	AAA	AAA
CB37		Aaa	AAA	AAA
CB38		Aaa	AAA	AAA
CB39		Aaa	AAA	AAA
CB40		Aaa	AAA	AAA
CB41		Aaa	AAA	AAA
CB42		Aaa	AAA	AAA
CB43		Aaa	AAA	AAA
CB44		Aaa	AAA	AAA
CB45		Aaa	AAA	AAA

(1) An Extended Due for Payment Date twelve-months after the Final Maturity Date has been specified in the Final Terms of each Series. The Interest Basis specified in this report in respect of each Series applies until the Final Maturity Date for the relevant Series following which the floating rate of interest specified in the Final Terms of each Series is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date.
(2) Per OSFI's letter dated May 23, 2019, the OSFI Covered Bond Ratio refers to total assets pledged for covered bonds relative to total on-balance sheet assets. Total on-balance sheet assets as of October 31, 2019.

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 1 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Supplementary Information

Parties to RBC Global Covered Bond Programme
Issuer	Royal Bank of Canada
Guarantor entity	RBC Covered Bond Guarantor Limited Partnership
Servicer & Cash Manager	Royal Bank of Canada
Swap Providers	Royal Bank of Canada
Covered Bond Trustee & Custodian	Computershare Trust Company of Canada
Asset Monitor	PricewaterhouseCoopers LLP
Account Bank & GDA Provider	Royal Bank of Canada
Standby Account Bank & GDA Provider	Bank of Montreal
Paying Agent(1)	The Bank of New York Mellon
(1) The Paying Agent in respect of Series CB7 is Credit Suisse AG. The Paying Agent in respect of Series CB19, Series CB20 and Series CB32 is Royal Bank of Canada.

Royal Bank of Canada's Ratings(1)
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA (high)	AA
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating ("dr") (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (high) (dr)	F1+ / AA
Counterparty Risk Assessment (Short-Term/Long-Term)	P-1 (cr) / Aa2 (cr)	n/a	n/a
Derivative Counterparty Rating (Short-Term/Long-Term)	n/a	n/a	AA (dcr)
Rating Outlook	Stable	Stable	Stable

Applicable Ratings of Standby Account Bank & Standby GDA Provider(1)
	Moody's	DBRS	Fitch
Senior Debt(2) / Long-Term Issuer Default Rating (Fitch)	Aa2	AA	AA-
Short-Term Debt / Short-Term Issuer Default Rating (Fitch)	P-1	R-1 (high)	F1+
Deposit Rating (Short-Term/Long-Term)	P-1 (dr) / Aa2 (dr)	n/a / AA (dr)	F1+ / AA-

Description of Ratings Triggers(3) (4)
A. Party Replacement

If the rating(s) of the Party falls below the level stipulated below, such party is required to be replaced or in the case of the Swap Providers (i) transfer credit support and (ii) replace itself or obtain a guarantee for its obligations.

Role (Current Party)	Moody's	DBRS	Fitch
Account Bank/GDA Provider (RBC)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Standby Account Bank/GDA Provider (BMO)	P-1 (dr) & A2 (dr)	R-1 (low) & A	F1 & A-(5)
Cash Manager (RBC)	P-2 (cr)	BBB (low) (long)	F2 & BBB+(6)
Servicer (RBC)	Baa3 (cr)	BBB (low) (long)	F2 & BBB+(6)
Interest Rate Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)
Covered Bond Swap Provider (RBC)	P-2 (cr) & A3 (cr)	R-2 (middle) & BBB	F2 & BBB+(6)

B. Specified Rating Related Action

i. The following actions are required if the rating of the Cash Manager (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Asset Monitor is required to verify the Cash Manager's calculations of the Asset Coverage/Amortization test on each Calculation Date	Baa3 (cr)	n/a	BBB (long)(6)
(b) Amounts received by the Cash Manager are required to be deposited directly into the Transaction Account	P-1 (dr)	BBB (low)	F1 & A-(5)
(c) Amounts received by the Servicer are to be deposited directly to the GIC Account and not provided to the Cash Manager	P-1 (dr)	BBB (low)	F1 & A-(5)

ii. The following actions are required if the rating of the Servicer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
a) Servicer is required to hold amounts received in a separate account and transfer them to the Cash Manager or GIC Account, as applicable, within 2 business days	P-1 (dr)	BBB (low)	F1 & A-(5)

iii. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Establishment of the Reserve Fund	P-1(cr)	R-1 (mid) & A (low)	F1 & A-(5)

iv. The following actions are required if the rating of the Issuer (RBC) falls below the stipulated rating
	Moody's	DBRS	Fitch
(a) Cash flows will be exchanged under the Covered Bond Swap Agreement (to the extent not already occurring) except as otherwise provided in the Covered Bond Swap Agreement	Baa1 (cr)	BBB (high) (long)	BBB+ (dcr)

v. Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if the rating of such Swap Provider falls below the specified rating
	Moody's	DBRS	Fitch
(a) Interest Rate Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)
(b) Covered Bond Swap Provider	P-1 (cr) & A2 (cr)	R-1 (low) & A	F1 & A-(6)

Events of Default & Triggers
Asset Coverage Test (C$ Equivalent of Outstanding Covered Bonds < Adjusted Aggregate Asset Amount)		Pass
Issuer Event of Default		No
Guarantor LP Event of Default		No
(1) Fitch assigned the Derivative Counterparty and Deposit Ratings on October 22, 2018.
(2) Includes: (a) senior debt issued prior to September 23, 2018; and (b) senior debt issued on or after September 23, 2018 which is excluded from the bank recapitalization "bail-in" regime. Senior debt subject to conversion under the bail-in regime is rated A2 by Moody’s, AA by DBRS and AA by Fitch.
(3) Where one rating or assessment is expressed, unless otherwise specified, such rating or assessment is short-term. Where two ratings or assessments are expressed, the first is short-term and the second is long-term. Unless otherwise specified, ratings or assessments are in respect of Senior Debt (or the Long-Term Issuer Default Rating in the case of Fitch) and Short-Term Debt (or the Short-Term Issuer Default Rating in the case of Fitch). Where two ratings or assessments are listed in respect of a relevant action, the action is required to be taken where the rating or assessment of the relvevant party falls below both such ratings or assessments.
(4) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) These ratings will be in respect of deposit ratings from Fitch following Fitch having assigned deposit ratings to the relevant party.
(6) These ratings will be in respect of Derivative Counterparty Ratings from Fitch and include the (dcr) reference following Fitch having assigned Derivative Counterparty Ratings to the relevant party.

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 2 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds			$38,950,144,950

A = lower of (i) LTV Adjusted True Balance, and			$49,082,216,171	A (i)	$52,776,137,469
(ii) Asset Percentage Adjusted True Balance, as adjusted				A (ii)	$49,082,216,171
B = Principal Receipts			-	Asset Percentage:	93.00%
C = Cash Capital Contributions			-	Maximum Asset Percentage:	93.00%
D = Substitute Assets			-
E = Reserve Fund balance			-
F = Negative Carry Factor calculation			$575,124,356
Adjusted Aggregate Asset Amount (Total: A + B + C + D + E - F)			$48,507,091,815

Regulatory OC Minimum Calculation

A Lesser of (a) Cover Pool Collateral, and			$41,917,632,443	A (a)	$52,736,487,064*
(b) Cover Pool Collateral required to meet the Asset Coverage Test				A (b)	$41,917,632,443

B (C$ Equivalent of Outstanding Covered Bonds)			$38,950,144,950

Level of Overcollateralization (A/B)			107.62%
Regulatory OC Minimum			103.00%

*Amount includes Voluntary Overcollateralization and does not include Accrued Interest, Arrears of Interest or any other other amount which is due or accrued on the Loans amount which has not been paid or capitalized.

Valuation Calculation

Trading Value of Covered Bonds			$40,049,051,020

A = LTV Adjusted Present Value			$52,580,273,199	Weighted Average Effective Yield
				of Performing Eligible Loans:	3.22%
B = Principal Receipts			-
C = Cash Capital Contributions
D = Trading Value of Substitute Assets			-
E = Reserve Fund Balance			-
F = Trading Value of Swap Collateral			-
Present Value Adjusted Aggregate Asset Amount (Total: A + B + C + D + E + F)			$52,580,273,199

Intercompany Loan Balance

Guarantee Loan			$42,072,302,501
Demand Loan			$10,700,361,422
Total			$52,772,663,923

Cover Pool Losses

Period End	Write-off Amounts		Loss Percentage (Annualized)
November 29, 2019	$398,916		0.01%

Cover Pool Flow of Funds

	29-Nov-2019		31-Oct-2019
Cash Inflows
Principal Receipts	$1,084,984,823		$1,176,486,103
Proceeds for sale of Loans	$0		$171,142,534
Draw on Intercompany Loan	$0		$0
Revenue Receipts	$134,348,537		$142,694,713
Swap receipts	$137,766,241	(1)	$145,426,734	(2)
Cash Outflows
Swap Breakage Fee	$0		($556,062)
Swap payment	($134,348,537)	(1)	($142,694,713)	(2)
Intercompany Loan interest	($137,490,708)	(1)	($145,135,880)	(2)
Intercompany Loan principal	($1,084,984,823)	(1)	($1,347,072,575)	(2)
Purchase of Loans	$0		$0
Net inflows/(outflows)	$275,532		$290,853

(1) Cash settlement to occur on December 17, 2019
(2) Cash settlement occurred on November 18, 2019

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 3 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Summary Statistics

Previous Month Ending Balance	$53,875,161,192
Current Month Ending Balance	$52,789,777,453
Number of Mortgages in Pool	304,649
Average Mortgage Size	$173,281
Ten Largest Mortgages as a % of Current Month Ending Balance	0.05%
Number of Properties	244,392
Number of Borrowers	237,556
	Original(1)	Indexed(2)
Weighted Average LTV - Authorized	69.05%	55.27%
Weighted Average LTV - Drawn	59.76%	48.32%
Weighted Average LTV - Original Authorized	71.62%
Weighted Average Mortgage Rate	3.06%
Weighted Average Seasoning (Months)	26.07
Weighted Average Original Term (Months)	53.06
Weighted Average Remaining Term (Months)	26.98

(1) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value for each Property subject to the Related Security in respect of a Loan utilizing the Housing Price Index Methodology for subsequent price developments. See Appendix under "Housing Price Index Methodology" for details.

Disclaimer: Due to rounding, numbers presented in the following distribution tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Cover Pool Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	304,004	99.79	$52,676,213,161	99.78
30 to 59 days past due	215	0.07	$40,642,940	0.08
60 to 89 days past due	112	0.04	$19,630,963	0.04
90 or more days past due	318	0.10	$53,290,389	0.10
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	34,172	11.22	$5,893,641,882	11.16
British Columbia	55,949	18.37	$11,913,867,280	22.57
Manitoba	11,434	3.75	$1,333,078,930	2.53
New Brunswick	5,685	1.87	$484,194,832	0.92
Newfoundland and Labrador	3,561	1.17	$452,029,357	0.86
Northwest Territories	21	0.01	$2,189,453	0.00
Nova Scotia	8,897	2.92	$909,900,036	1.72
Nunavut	1	0.00	$39,201	0.00
Ontario	128,043	42.03	$24,916,942,127	47.20
Prince Edward Island	1,106	0.36	$110,484,835	0.21
Quebec	45,383	14.90	$5,430,518,494	10.29
Saskatchewan	10,289	3.38	$1,326,659,905	2.51
Yukon	108	0.04	$16,231,120	0.03
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Credit Bureau Score Distribution

Credit Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	469	0.15	$61,919,523	0.12
499 and below	923	0.30	$148,555,520	0.28
500 - 539	813	0.27	$128,569,435	0.24
540 - 559	674	0.22	$116,294,802	0.22
560 - 579	859	0.28	$137,186,894	0.26
580 - 599	1,264	0.41	$226,744,359	0.43
600 - 619	1,944	0.64	$362,052,393	0.69
620 - 639	3,001	0.99	$582,089,598	1.10
640 - 659	4,715	1.55	$891,831,121	1.69
660 - 679	7,386	2.42	$1,386,184,027	2.63
680 - 699	10,638	3.49	$2,029,319,185	3.84
700 - 719	13,960	4.58	$2,649,616,360	5.02
720 - 739	16,429	5.39	$3,042,210,068	5.76
740 - 759	18,018	5.91	$3,321,863,021	6.29
760 - 779	20,281	6.66	$3,847,585,020	7.29
780 - 799	23,573	7.74	$4,432,373,208	8.40
800 and above	179,702	58.99	$29,425,382,919	55.74
Total	304,649	100.00	$52,789,777,453	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 4 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	237,564	77.98	$39,917,211,773	75.62
Variable	67,085	22.02	$12,872,565,680	24.38
Total	304,649	100.00	$52,789,777,453	100.00

Mortgage Asset Type Distribution

	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Mortgage	58,626	19.24	$13,184,495,366	24.98
Homeline Mortgage Segment	246,023	80.76	$39,605,282,087	75.02
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	28,752	9.44	$5,024,067,843	9.52
Owner Occupied	275,897	90.56	$47,765,709,611	90.48
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	12	0.00	$2,017,866	0.00
2.0000% - 2.4999%	19,981	6.56	$4,156,762,234	7.87
2.5000% - 2.9999%	128,869	42.30	$21,719,883,443	41.14
3.0000% - 3.4999%	115,456	37.90	$20,587,477,942	39.00
3.5000% - 3.9999%	34,803	11.42	$5,681,288,066	10.76
4.0000% - 4.4999%	504	0.17	$60,596,394	0.11
4.5000% - 4.9999%	750	0.25	$77,294,981	0.15
5.0000% - 5.4999%	746	0.24	$71,864,954	0.14
5.5000% - 5.9999%	1,821	0.60	$231,575,614	0.44
6.0000% - 6.4999%	2	0.00	$607,933	0.00
7.0000% and above	1,705	0.56	$200,408,028	0.38
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	83,924	27.55	$12,541,852,264	23.76
12.00 - 23.99	66,610	21.86	$10,665,005,096	20.20
24.00 - 35.99	62,000	20.35	$12,120,767,750	22.96
36.00 - 47.99	60,865	19.98	$11,951,195,289	22.64
48.00 - 59.99	27,109	8.90	$4,864,125,681	9.21
60.00 - 71.99	3,277	1.08	$526,722,611	1.00
72.00 - 83.99	729	0.24	$93,473,302	0.18
84.00 - 119.99	130	0.04	$25,776,237	0.05
120.00 and above	5	0.00	$859,224	0.00
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Loan Seasoning

Loan Seasoning (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	63,681	20.90	$10,641,063,649	20.16
12.00 - 23.99	75,081	24.65	$14,286,620,620	27.06
24.00 - 35.99	71,031	23.32	$13,957,707,456	26.44
36.00 - 59.99	91,868	30.16	$13,554,636,683	25.68
60.00 and above	2,988	0.98	$349,749,046	0.66
Total	304,649	100.00	$52,789,777,453	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 5 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	121,516	39.89	$6,203,939,916	11.75
100,000 - 149,999	50,354	16.53	$6,255,082,868	11.85
150,000 - 199,999	39,597	13.00	$6,880,649,452	13.03
200,000 - 249,999	28,066	9.21	$6,277,608,252	11.89
250,000 - 299,999	19,665	6.45	$5,378,254,322	10.19
300,000 - 349,999	12,958	4.25	$4,191,020,857	7.94
350,000 - 399,999	8,677	2.85	$3,240,835,288	6.14
400,000 - 449,999	6,075	1.99	$2,573,722,896	4.88
450,000 - 499,999	4,365	1.43	$2,066,566,851	3.91
500,000 - 549,999	3,177	1.04	$1,663,570,227	3.15
550,000 - 599,999	2,345	0.77	$1,344,913,685	2.55
600,000 - 649,999	1,664	0.55	$1,038,027,167	1.97
650,000 - 699,999	1,207	0.40	$811,970,615	1.54
700,000 - 749,999	993	0.33	$719,429,391	1.36
750,000 - 799,999	684	0.22	$529,833,278	1.00
800,000 - 849,999	585	0.19	$482,601,995	0.91
850,000 - 899,999	439	0.14	$383,594,562	0.73
900,000 - 949,999	442	0.15	$408,992,261	0.77
950,000 - 999,999	308	0.10	$299,068,992	0.57
1,000,000 and above	1,532	0.50	$2,040,094,580	3.86
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	29,917	9.82	$4,810,656,922	9.11
Detached	241,827	79.38	$41,938,521,354	79.44
Duplex	3,167	1.04	$427,150,463	0.81
Fourplex	805	0.26	$132,446,946	0.25
Other	676	0.22	$99,749,234	0.19
Row (Townhouse)	15,139	4.97	$2,856,601,839	5.41
Semi-detached	12,348	4.05	$2,415,231,082	4.58
Triplex	770	0.25	$109,419,613	0.21
Total	304,649	100.00	$52,789,777,453	100.00

Cover Pool Indexed LTV - Authorized Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	12,630	5.17	$870,624,352	1.65
20.01 - 25.00	5,785	2.37	$754,840,968	1.43
25.01 - 30.00	8,633	3.53	$1,346,505,425	2.55
30.01 - 35.00	13,428	5.49	$2,326,261,043	4.41
35.01 - 40.00	20,041	8.20	$3,850,143,676	7.29
40.01 - 45.00	23,259	9.52	$4,885,640,207	9.25
45.01 - 50.00	29,343	12.01	$5,921,965,633	11.22
50.01 - 55.00	26,751	10.95	$5,734,193,622	10.86
55.01 - 60.00	22,528	9.22	$5,370,326,723	10.17
60.01 - 65.00	19,590	8.02	$5,064,245,844	9.59
65.01 - 70.00	19,924	8.15	$5,212,004,460	9.87
70.01 - 75.00	21,286	8.71	$5,775,708,492	10.94
75.01 - 80.00	16,652	6.81	$4,396,367,854	8.33
> 80.00	4,542	1.86	$1,280,949,156	2.43
Total	244,392	100.00	$52,789,777,453	100.00

Cover Pool Indexed LTV - Drawn Distribution

Indexed LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	40,161	16.43	$3,240,405,167	6.14
20.01 - 25.00	14,684	6.01	$2,196,780,149	4.16
25.01 - 30.00	17,197	7.04	$3,116,588,560	5.90
30.01 - 35.00	19,220	7.86	$3,971,789,005	7.52
35.01 - 40.00	21,151	8.65	$4,823,962,770	9.14
40.01 - 45.00	22,345	9.14	$5,298,217,013	10.04
45.01 - 50.00	21,343	8.73	$5,158,601,246	9.77
50.01 - 55.00	19,428	7.95	$4,953,798,525	9.38
55.01 - 60.00	16,719	6.84	$4,615,958,185	8.74
60.01 - 65.00	15,320	6.27	$4,443,916,468	8.42
65.01 - 70.00	14,581	5.97	$4,203,759,255	7.96
70.01 - 75.00	14,132	5.78	$4,314,668,316	8.17
75.01 - 80.00	7,118	2.91	$2,145,227,317	4.06
> 80.00	993	0.41	$306,105,478	0.58
Total	244,392	100.00	$52,789,777,453	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 6 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	$193,618,638	$58,928	$35,771	$215,762	$193,929,099
	20.01 - 25.00	$132,808,932	$0	$24,268	$148,496	$132,981,697
	25.01 - 30.00	$184,739,027	$138,547	$128,377	$0	$185,005,950
	30.01 - 35.00	$233,284,462	$406,208	$150,892	$300,120	$234,141,683
	35.01 - 40.00	$303,747,975	$578,891	$149,687	$692,664	$305,169,218
	40.01 - 45.00	$380,451,044	$586,987	$72,875	$1,210,913	$382,321,819
	45.01 - 50.00	$480,439,441	$947,636	$281,108	$6,474,854	$488,143,039
	50.01 - 55.00	$504,203,192	$571,780	$800,709	$2,022,567	$507,598,248
	55.01 - 60.00	$574,587,230	$536,163	$506,605	$1,512,980	$577,142,978
	60.01 - 65.00	$595,813,972	$1,219,440	$353,929	$1,501,603	$598,888,945
	65.01 - 70.00	$649,301,591	$1,537,339	$599,853	$2,923,012	$654,361,795
	70.01 - 75.00	$763,350,068	$1,246,133	$117,638	$3,833,886	$768,547,725
	75.01 - 80.00	$626,330,647	$860,880	$714,662	$2,151,079	$630,057,267
	> 80.00	$233,905,136	$178,826	$68,200	$1,200,257	$235,352,420
Total Alberta		$5,856,581,354	$8,867,758	$4,004,574	$24,188,196	$5,893,641,882

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	$1,026,975,139	$472,369	$463,938	$504,401	$1,028,415,848
	20.01 - 25.00	$689,328,388	$0	$0	$174,822	$689,503,210
	25.01 - 30.00	$944,179,304	$2,086,020	$0	$1,091,077	$947,356,401
	30.01 - 35.00	$1,190,869,733	$1,157,043	$638,975	$382,575	$1,193,048,326
	35.01 - 40.00	$1,441,420,969	$916,191	$607,891	$300,032	$1,443,245,083
	40.01 - 45.00	$1,381,249,793	$1,383,853	$809,839	$737,538	$1,384,181,022
	45.01 - 50.00	$1,150,024,896	$920,211	$902,174	$1,257,707	$1,153,104,988
	50.01 - 55.00	$930,168,314	$163,351	$0	$467,894	$930,799,560
	55.01 - 60.00	$768,655,898	$594,239	$1,477,414	$245,781	$770,973,332
	60.01 - 65.00	$685,459,767	$0	$0	$0	$685,459,767
	65.01 - 70.00	$689,949,735	$798,870	$530,920	$798,237	$692,077,762
	70.01 - 75.00	$593,575,081	$0	$143,332	$0	$593,718,413
	75.01 - 80.00	$336,727,580	$965,209	$0	$267,086	$337,959,874
	> 80.00	$64,023,695	$0	$0	$0	$64,023,695
Total British Columbia		$11,892,608,292	$9,457,357	$5,574,481	$6,227,150	$11,913,867,280

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	$46,676,159	$54,686	$0	$0	$46,730,846
	20.01 - 25.00	$27,846,511	$0	$0	$48,832	$27,895,343
	25.01 - 30.00	$42,363,219	$86,784	$0	$33,076	$42,483,079
	30.01 - 35.00	$54,991,287	$0	$0	$0	$54,991,287
	35.01 - 40.00	$73,697,924	$128,264	$0	$188,175	$74,014,364
	40.01 - 45.00	$100,056,702	$0	$0	$259,049	$100,315,751
	45.01 - 50.00	$114,093,559	$143,745	$0	$147,771	$114,385,075
	50.01 - 55.00	$138,792,380	$170,025	$0	$0	$138,962,405
	55.01 - 60.00	$135,199,918	$554,193	$209,793	$160,131	$136,124,036
	60.01 - 65.00	$145,601,918	$335,923	$135,648	$250,954	$146,324,442
	65.01 - 70.00	$162,138,591	$0	$0	$561,143	$162,699,733
	70.01 - 75.00	$213,033,896	$0	$25,599	$549,770	$213,609,264
	75.01 - 80.00	$73,938,014	$0	$0	$111,808	$74,049,822
	> 80.00	$493,482	$0	$0	$0	$493,482
Total Manitoba		$1,328,923,562	$1,473,620	$371,039	$2,310,709	$1,333,078,930

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 7 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	$21,627,645	$8,290	$0	$0	$21,635,935
	20.01 - 25.00	$13,478,106	$65,579	$39,144	$0	$13,582,829
	25.01 - 30.00	$19,827,875	$0	$0	$0	$19,827,875
	30.01 - 35.00	$30,283,456	$0	$108,043	$0	$30,391,499
	35.01 - 40.00	$41,273,689	$0	$247	$0	$41,273,936
	40.01 - 45.00	$52,716,076	$132,876	$0	$323,919	$53,172,871
	45.01 - 50.00	$62,115,765	$130,381	$102,237	$426,853	$62,775,236
	50.01 - 55.00	$56,209,835	$0	$0	$60,210	$56,270,045
	55.01 - 60.00	$44,088,635	$0	$0	$184,340	$44,272,975
	60.01 - 65.00	$30,761,770	$0	$0	$224,810	$30,986,580
	65.01 - 70.00	$34,077,046	$0	$0	$188,749	$34,265,795
	70.01 - 75.00	$51,054,282	$0	$0	$0	$51,054,282
	75.01 - 80.00	$24,684,974	$0	$0	$0	$24,684,974
	> 80.00	$0	$0	$0	$0	$0
Total New Brunswick		$482,199,155	$337,125	$249,672	$1,408,880	$484,194,832

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	$17,618,009	$12,562	$39,760	$0	$17,670,332
Labrador	20.01 - 25.00	$11,974,248	$0	$0	$0	$11,974,248
	25.01 - 30.00	$17,957,946	$30,197	$0	$0	$17,988,142
	30.01 - 35.00	$26,838,552	$0	$0	$0	$26,838,552
	35.01 - 40.00	$37,194,424	$0	$0	$0	$37,194,424
	40.01 - 45.00	$50,788,708	$0	$164,240	$93,294	$51,046,241
	45.01 - 50.00	$61,941,846	$367,490	$0	$71,697	$62,381,033
	50.01 - 55.00	$61,606,572	$317,625	$284,456	$92,433	$62,301,085
	55.01 - 60.00	$41,678,121	$0	$0	$279,261	$41,957,382
	60.01 - 65.00	$34,416,649	$0	$0	$0	$34,416,649
	65.01 - 70.00	$31,470,737	$0	$0	$0	$31,470,737
	70.01 - 75.00	$38,206,894	$0	$0	$0	$38,206,894
	75.01 - 80.00	$18,417,189	$166,447	$0	$0	$18,583,636
	> 80.00	$0	$0	$0	$0	$0
Total Newfoundland and Labrador		$450,109,895	$894,322	$488,455	$536,685	$452,029,357

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	$760,627	$0	$0	$0	$760,627
Territories	20.01 - 25.00	$84,009	$0	$0	$0	$84,009
	25.01 - 30.00	$50,963	$0	$0	$0	$50,963
	30.01 - 35.00	$626,107	$0	$0	$0	$626,107
	35.01 - 40.00	$33,772	$0	$0	$0	$33,772
	40.01 - 45.00	$349,071	$0	$0	$0	$349,071
	45.01 - 50.00	$284,904	$0	$0	$0	$284,904
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Northwest Territories		$2,189,453	$0	$0	$0	$2,189,453

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 8 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary

		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	$39,189,782	$18,664	$0	$23,675	$39,232,121
	20.01 - 25.00	$23,345,988	$0	$0	$0	$23,345,988
	25.01 - 30.00	$31,620,425	$44,314	$0	$55,052	$31,719,791
	30.01 - 35.00	$40,941,623	$10,097	$0	$129,827	$41,081,548
	35.01 - 40.00	$55,875,201	$120,305	$199,330	$391,916	$56,586,752
	40.01 - 45.00	$77,599,790	$0	$82,097	$0	$77,681,887
	45.01 - 50.00	$92,152,009	$0	$175,233	$86,968	$92,414,209
	50.01 - 55.00	$95,896,663	$0	$0	$44,764	$95,941,428
	55.01 - 60.00	$100,717,303	$0	$0	$260,483	$100,977,786
	60.01 - 65.00	$105,962,595	$0	$0	$115,126	$106,077,721
	65.01 - 70.00	$134,506,247	$0	$0	$149,492	$134,655,739
	70.01 - 75.00	$93,478,649	$0	$0	$16,399	$93,495,049
	75.01 - 80.00	$16,690,019	$0	$0	$0	$16,690,019
	> 80.00	$0	$0	$0	$0	$0
Total Nova Scotia		$907,976,295	$193,380	$456,660	$1,273,702	$909,900,036

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	$0	$0	$0	$0	$0
	20.01 - 25.00	$0	$0	$0	$0	$0
	25.01 - 30.00	$0	$0	$0	$0	$0
	30.01 - 35.00	$39,201	$0	$0	$0	$39,201
	35.01 - 40.00	$0	$0	$0	$0	$0
	40.01 - 45.00	$0	$0	$0	$0	$0
	45.01 - 50.00	$0	$0	$0	$0	$0
	50.01 - 55.00	$0	$0	$0	$0	$0
	55.01 - 60.00	$0	$0	$0	$0	$0
	60.01 - 65.00	$0	$0	$0	$0	$0
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Nunavut		$39,201	$0	$0	$0	$39,201

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	$1,617,399,845	$370,224	$522,234	$268,533	$1,618,560,835
	20.01 - 25.00	$1,103,991,580	$706,402	$240,333	$265,758	$1,105,204,073
	25.01 - 30.00	$1,598,953,183	$613,136	$169,057	$421,112	$1,600,156,488
	30.01 - 35.00	$2,034,940,433	$2,190,417	$319,747	$0	$2,037,450,597
	35.01 - 40.00	$2,403,002,438	$1,037,501	$736,505	$199,468	$2,404,975,912
	40.01 - 45.00	$2,653,079,622	$1,627,464	$1,663,795	$808,599	$2,657,179,480
	45.01 - 50.00	$2,454,534,004	$1,170,892	$92,439	$483,693	$2,456,281,029
	50.01 - 55.00	$2,331,676,534	$2,558,333	$0	$573,996	$2,334,808,863
	55.01 - 60.00	$2,100,274,177	$1,952,479	$17,232	$1,727,114	$2,103,971,002
	60.01 - 65.00	$2,016,155,189	$940,030	$195,888	$705,193	$2,017,996,299
	65.01 - 70.00	$1,663,295,482	$0	$396,992	$0	$1,663,692,474
	70.01 - 75.00	$2,039,815,381	$2,312,847	$859,630	$347,891	$2,043,335,749
	75.01 - 80.00	$868,776,343	$687,548	$0	$0	$869,463,891
	> 80.00	$3,865,435	$0	$0	$0	$3,865,435
Total Ontario		$24,889,759,646	$16,167,272	$5,213,852	$5,801,357	$24,916,942,127

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 9 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	$4,878,305	$0	$0	$0	$4,878,305
Island	20.01 - 25.00	$3,404,714	$0	$0	$0	$3,404,714
	25.01 - 30.00	$4,981,745	$0	$0	$0	$4,981,745
	30.01 - 35.00	$5,707,723	$0	$0	$0	$5,707,723
	35.01 - 40.00	$7,364,406	$0	$0	$0	$7,364,406
	40.01 - 45.00	$11,561,632	$67,932	$9,379	$0	$11,638,943
	45.01 - 50.00	$14,041,923	$0	$0	$0	$14,041,923
	50.01 - 55.00	$12,838,168	$0	$0	$0	$12,838,168
	55.01 - 60.00	$15,048,392	$0	$0	$0	$15,048,392
	60.01 - 65.00	$7,623,131	$0	$0	$0	$7,623,131
	65.01 - 70.00	$8,261,361	$0	$0	$0	$8,261,361
	70.01 - 75.00	$8,764,771	$0	$0	$0	$8,764,771
	75.01 - 80.00	$5,660,321	$0	$0	$0	$5,660,321
	> 80.00	$270,932	$0	$0	$0	$270,932
Total Prince Edward Island		$110,407,524	$67,932	$9,379	$0	$110,484,835

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	$206,639,692	$183,177	$0	$84,717	$206,907,586
	20.01 - 25.00	$145,251,163	$100,250	$0	$24,148	$145,375,561
	25.01 - 30.00	$200,748,217	$0	$0	$0	$200,748,217
	30.01 - 35.00	$252,721,363	$0	$0	$54,075	$252,775,438
	35.01 - 40.00	$321,341,155	$253,674	$0	$385,290	$321,980,119
	40.01 - 45.00	$403,196,500	$76,458	$0	$473,935	$403,746,892
	45.01 - 50.00	$502,679,602	$0	$137,846	$376,016	$503,193,464
	50.01 - 55.00	$631,158,637	$170,323	$611,205	$1,074,015	$633,014,181
	55.01 - 60.00	$706,202,166	$309,095	$319,372	$936,493	$707,767,126
	60.01 - 65.00	$744,728,553	$631,249	$569,670	$515,647	$746,445,120
	65.01 - 70.00	$755,090,533	$476,391	$424,299	$300,180	$756,291,404
	70.01 - 75.00	$416,451,978	$53,740	$0	$286,469	$416,792,186
	75.01 - 80.00	$132,627,792	$179,944	$185,610	$388,341	$133,381,687
	> 80.00	$2,099,515	$0	$0	$0	$2,099,515
Total Quebec		$5,420,936,865	$2,434,300	$2,248,001	$4,899,328	$5,430,518,494

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	$60,070,382	$0	$0	$19,607	$60,089,989
	20.01 - 25.00	$42,230,555	$47,729	$0	$128,254	$42,406,537
	25.01 - 30.00	$65,066,737	$0	$49,393	$0	$65,116,130
	30.01 - 35.00	$93,212,054	$76,324	$0	$324,248	$93,612,626
	35.01 - 40.00	$127,446,105	$223,630	$0	$238,965	$127,908,700
	40.01 - 45.00	$172,447,706	$138,673	$71,286	$1,022,534	$173,680,200
	45.01 - 50.00	$207,026,699	$39,524	$583,662	$2,088,381	$209,738,266
	50.01 - 55.00	$179,075,133	$220,588	$0	$794,192	$180,089,913
	55.01 - 60.00	$114,673,606	$0	$310,508	$1,659,577	$116,643,690
	60.01 - 65.00	$69,408,753	$3,406	$0	$139,431	$69,551,590
	65.01 - 70.00	$65,982,455	$0	$0	$0	$65,982,455
	70.01 - 75.00	$87,143,982	$0	$0	$0	$87,143,982
	75.01 - 80.00	$34,695,826	$0	$0	$0	$34,695,826
	> 80.00	$0	$0	$0	$0	$0
Total Saskatchewan		$1,318,479,992	$749,874	$1,014,849	$6,415,189	$1,326,659,905

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 10 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	$1,593,645	$0	$0	$0	$1,593,645
	20.01 - 25.00	$1,021,940	$0	$0	$0	$1,021,940
	25.01 - 30.00	$1,153,779	$0	$0	$0	$1,153,779
	30.01 - 35.00	$1,084,419	$0	$0	$0	$1,084,419
	35.01 - 40.00	$3,986,891	$0	$0	$229,193	$4,216,084
	40.01 - 45.00	$2,902,836	$0	$0	$0	$2,902,836
	45.01 - 50.00	$1,858,079	$0	$0	$0	$1,858,079
	50.01 - 55.00	$1,174,628	$0	$0	$0	$1,174,628
	55.01 - 60.00	$1,079,485	$0	$0	$0	$1,079,485
	60.01 - 65.00	$146,224	$0	$0	$0	$146,224
	65.01 - 70.00	$0	$0	$0	$0	$0
	70.01 - 75.00	$0	$0	$0	$0	$0
	75.01 - 80.00	$0	$0	$0	$0	$0
	> 80.00	$0	$0	$0	$0	$0
Total Yukon		$16,001,927	$0	$0	$229,193	$16,231,120

Grand Total		$52,676,213,161	$40,642,940	$19,630,963	$53,290,389	$52,789,777,453

Provincial Distribution by Indexed LTV - Drawn and Aging Summary

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and below	0.37	0.00	0.00	0.00	0.37
	20.01 - 25.00	0.25	0.00	0.00	0.00	0.25
	25.01 - 30.00	0.35	0.00	0.00	0.00	0.35
	30.01 - 35.00	0.44	0.00	0.00	0.00	0.44
	35.01 - 40.00	0.58	0.00	0.00	0.00	0.58
	40.01 - 45.00	0.72	0.00	0.00	0.00	0.72
	45.01 - 50.00	0.91	0.00	0.00	0.01	0.92
	50.01 - 55.00	0.96	0.00	0.00	0.00	0.96
	55.01 - 60.00	1.09	0.00	0.00	0.00	1.09
	60.01 - 65.00	1.13	0.00	0.00	0.00	1.13
	65.01 - 70.00	1.23	0.00	0.00	0.01	1.24
	70.01 - 75.00	1.45	0.00	0.00	0.01	1.46
	75.01 - 80.00	1.19	0.00	0.00	0.00	1.19
	> 80.00	0.44	0.00	0.00	0.00	0.45
Total Alberta		11.09	0.02	0.01	0.05	11.16

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
British Columbia	20.00 and below	1.95	0.00	0.00	0.00	1.95
	20.01 - 25.00	1.31	0.00	0.00	0.00	1.31
	25.01 - 30.00	1.79	0.00	0.00	0.00	1.79
	30.01 - 35.00	2.26	0.00	0.00	0.00	2.26
	35.01 - 40.00	2.73	0.00	0.00	0.00	2.73
	40.01 - 45.00	2.62	0.00	0.00	0.00	2.62
	45.01 - 50.00	2.18	0.00	0.00	0.00	2.18
	50.01 - 55.00	1.76	0.00	0.00	0.00	1.76
	55.01 - 60.00	1.46	0.00	0.00	0.00	1.46
	60.01 - 65.00	1.30	0.00	0.00	0.00	1.30
	65.01 - 70.00	1.31	0.00	0.00	0.00	1.31
	70.01 - 75.00	1.12	0.00	0.00	0.00	1.12
	75.01 - 80.00	0.64	0.00	0.00	0.00	0.64
	> 80.00	0.12	0.00	0.00	0.00	0.12
Total British Columbia		22.53	0.02	0.01	0.01	22.57

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 11 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Manitoba	20.00 and below	0.09	0.00	0.00	0.00	0.09
	20.01 - 25.00	0.05	0.00	0.00	0.00	0.05
	25.01 - 30.00	0.08	0.00	0.00	0.00	0.08
	30.01 - 35.00	0.10	0.00	0.00	0.00	0.10
	35.01 - 40.00	0.14	0.00	0.00	0.00	0.14
	40.01 - 45.00	0.19	0.00	0.00	0.00	0.19
	45.01 - 50.00	0.22	0.00	0.00	0.00	0.22
	50.01 - 55.00	0.26	0.00	0.00	0.00	0.26
	55.01 - 60.00	0.26	0.00	0.00	0.00	0.26
	60.01 - 65.00	0.28	0.00	0.00	0.00	0.28
	65.01 - 70.00	0.31	0.00	0.00	0.00	0.31
	70.01 - 75.00	0.40	0.00	0.00	0.00	0.40
	75.01 - 80.00	0.14	0.00	0.00	0.00	0.14
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Manitoba		2.52	0.00	0.00	0.00	2.53

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
New Brunswick	20.00 and below	0.04	0.00	0.00	0.00	0.04
	20.01 - 25.00	0.03	0.00	0.00	0.00	0.03
	25.01 - 30.00	0.04	0.00	0.00	0.00	0.04
	30.01 - 35.00	0.06	0.00	0.00	0.00	0.06
	35.01 - 40.00	0.08	0.00	0.00	0.00	0.08
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.11	0.00	0.00	0.00	0.11
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.06	0.00	0.00	0.00	0.06
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.10	0.00	0.00	0.00	0.10
	75.01 - 80.00	0.05	0.00	0.00	0.00	0.05
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total New Brunswick		0.91	0.00	0.00	0.00	0.92

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Newfoundland and	20.00 and below	0.03	0.00	0.00	0.00	0.03
Labrador	20.01 - 25.00	0.02	0.00	0.00	0.00	0.02
	25.01 - 30.00	0.03	0.00	0.00	0.00	0.03
	30.01 - 35.00	0.05	0.00	0.00	0.00	0.05
	35.01 - 40.00	0.07	0.00	0.00	0.00	0.07
	40.01 - 45.00	0.10	0.00	0.00	0.00	0.10
	45.01 - 50.00	0.12	0.00	0.00	0.00	0.12
	50.01 - 55.00	0.12	0.00	0.00	0.00	0.12
	55.01 - 60.00	0.08	0.00	0.00	0.00	0.08
	60.01 - 65.00	0.07	0.00	0.00	0.00	0.07
	65.01 - 70.00	0.06	0.00	0.00	0.00	0.06
	70.01 - 75.00	0.07	0.00	0.00	0.00	0.07
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.04
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Newfoundland and Labrador		0.85	0.00	0.00	0.00	0.86

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 12 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Northwest	20.00 and below	0.00	0.00	0.00	0.00	0.00
Territories	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Northwest Territories		0.00	0.00	0.00	0.00	0.00

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nova Scotia	20.00 and below	0.07	0.00	0.00	0.00	0.07
	20.01 - 25.00	0.04	0.00	0.00	0.00	0.04
	25.01 - 30.00	0.06	0.00	0.00	0.00	0.06
	30.01 - 35.00	0.08	0.00	0.00	0.00	0.08
	35.01 - 40.00	0.11	0.00	0.00	0.00	0.11
	40.01 - 45.00	0.15	0.00	0.00	0.00	0.15
	45.01 - 50.00	0.17	0.00	0.00	0.00	0.18
	50.01 - 55.00	0.18	0.00	0.00	0.00	0.18
	55.01 - 60.00	0.19	0.00	0.00	0.00	0.19
	60.01 - 65.00	0.20	0.00	0.00	0.00	0.20
	65.01 - 70.00	0.25	0.00	0.00	0.00	0.26
	70.01 - 75.00	0.18	0.00	0.00	0.00	0.18
	75.01 - 80.00	0.03	0.00	0.00	0.00	0.03
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nova Scotia		1.72	0.00	0.00	0.00	1.72

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Nunavut	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.00	0.00	0.00	0.00	0.00
	40.01 - 45.00	0.00	0.00	0.00	0.00	0.00
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Nunavut		0.00	0.00	0.00	0.00	0.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 13 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Ontario	20.00 and below	3.06	0.00	0.00	0.00	3.07
	20.01 - 25.00	2.09	0.00	0.00	0.00	2.09
	25.01 - 30.00	3.03	0.00	0.00	0.00	3.03
	30.01 - 35.00	3.85	0.00	0.00	0.00	3.86
	35.01 - 40.00	4.55	0.00	0.00	0.00	4.56
	40.01 - 45.00	5.03	0.00	0.00	0.00	5.03
	45.01 - 50.00	4.65	0.00	0.00	0.00	4.65
	50.01 - 55.00	4.42	0.00	0.00	0.00	4.42
	55.01 - 60.00	3.98	0.00	0.00	0.00	3.99
	60.01 - 65.00	3.82	0.00	0.00	0.00	3.82
	65.01 - 70.00	3.15	0.00	0.00	0.00	3.15
	70.01 - 75.00	3.86	0.00	0.00	0.00	3.87
	75.01 - 80.00	1.65	0.00	0.00	0.00	1.65
	> 80.00	0.01	0.00	0.00	0.00	0.01
Total Ontario		47.15	0.03	0.01	0.01	47.20

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Prince Edward	20.00 and below	0.01	0.00	0.00	0.00	0.01
Island	20.01 - 25.00	0.01	0.00	0.00	0.00	0.01
	25.01 - 30.00	0.01	0.00	0.00	0.00	0.01
	30.01 - 35.00	0.01	0.00	0.00	0.00	0.01
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.02	0.00	0.00	0.00	0.02
	45.01 - 50.00	0.03	0.00	0.00	0.00	0.03
	50.01 - 55.00	0.02	0.00	0.00	0.00	0.02
	55.01 - 60.00	0.03	0.00	0.00	0.00	0.03
	60.01 - 65.00	0.01	0.00	0.00	0.00	0.01
	65.01 - 70.00	0.02	0.00	0.00	0.00	0.02
	70.01 - 75.00	0.02	0.00	0.00	0.00	0.02
	75.01 - 80.00	0.01	0.00	0.00	0.00	0.01
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Prince Edward Island		0.21	0.00	0.00	0.00	0.21

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Quebec	20.00 and below	0.39	0.00	0.00	0.00	0.39
	20.01 - 25.00	0.28	0.00	0.00	0.00	0.28
	25.01 - 30.00	0.38	0.00	0.00	0.00	0.38
	30.01 - 35.00	0.48	0.00	0.00	0.00	0.48
	35.01 - 40.00	0.61	0.00	0.00	0.00	0.61
	40.01 - 45.00	0.76	0.00	0.00	0.00	0.76
	45.01 - 50.00	0.95	0.00	0.00	0.00	0.95
	50.01 - 55.00	1.20	0.00	0.00	0.00	1.20
	55.01 - 60.00	1.34	0.00	0.00	0.00	1.34
	60.01 - 65.00	1.41	0.00	0.00	0.00	1.41
	65.01 - 70.00	1.43	0.00	0.00	0.00	1.43
	70.01 - 75.00	0.79	0.00	0.00	0.00	0.79
	75.01 - 80.00	0.25	0.00	0.00	0.00	0.25
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Quebec		10.27	0.00	0.00	0.01	10.29

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 14 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Provincial Distribution by Indexed LTV - Drawn and Aging Summary (continued)

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Saskatchewan	20.00 and below	0.11	0.00	0.00	0.00	0.11
	20.01 - 25.00	0.08	0.00	0.00	0.00	0.08
	25.01 - 30.00	0.12	0.00	0.00	0.00	0.12
	30.01 - 35.00	0.18	0.00	0.00	0.00	0.18
	35.01 - 40.00	0.24	0.00	0.00	0.00	0.24
	40.01 - 45.00	0.33	0.00	0.00	0.00	0.33
	45.01 - 50.00	0.39	0.00	0.00	0.00	0.40
	50.01 - 55.00	0.34	0.00	0.00	0.00	0.34
	55.01 - 60.00	0.22	0.00	0.00	0.00	0.22
	60.01 - 65.00	0.13	0.00	0.00	0.00	0.13
	65.01 - 70.00	0.12	0.00	0.00	0.00	0.12
	70.01 - 75.00	0.17	0.00	0.00	0.00	0.17
	75.01 - 80.00	0.07	0.00	0.00	0.00	0.07
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Saskatchewan		2.50	0.00	0.00	0.01	2.51

		Aging Summary (%)
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Indexed LTV (%)	days past due	days past due	days past due	days past due	Total
Yukon	20.00 and below	0.00	0.00	0.00	0.00	0.00
	20.01 - 25.00	0.00	0.00	0.00	0.00	0.00
	25.01 - 30.00	0.00	0.00	0.00	0.00	0.00
	30.01 - 35.00	0.00	0.00	0.00	0.00	0.00
	35.01 - 40.00	0.01	0.00	0.00	0.00	0.01
	40.01 - 45.00	0.01	0.00	0.00	0.00	0.01
	45.01 - 50.00	0.00	0.00	0.00	0.00	0.00
	50.01 - 55.00	0.00	0.00	0.00	0.00	0.00
	55.01 - 60.00	0.00	0.00	0.00	0.00	0.00
	60.01 - 65.00	0.00	0.00	0.00	0.00	0.00
	65.01 - 70.00	0.00	0.00	0.00	0.00	0.00
	70.01 - 75.00	0.00	0.00	0.00	0.00	0.00
	75.01 - 80.00	0.00	0.00	0.00	0.00	0.00
	> 80.00	0.00	0.00	0.00	0.00	0.00
Total Yukon		0.03	0.00	0.00	0.00	0.03

Grand Total		99.78	0.08	0.04	0.10	100.00

Cover Pool Indexed LTV - Drawn by Credit Bureau Score

Indexed LTV (%)	Credit Bureau Score		Principal Balance	Percentage
20.00 and below	Score Unavailable		$11,139,657	0.02
	499 and below		$12,107,622	0.02
	500 - 539		$2,096,648	0.00
	540 - 559		$5,502,752	0.01
	560 - 579		$4,752,684	0.01
	580 - 599		$4,244,348	0.01
	600 - 619		$7,338,792	0.01
	620 - 639		$11,278,862	0.02
	640 - 659		$15,437,629	0.03
	660 - 679		$29,920,006	0.06
	680 - 699		$53,250,032	0.10
	700 - 719		$65,205,353	0.12
	720 - 739		$81,792,631	0.15
	740 - 759		$105,844,983	0.20
	760 - 779		$140,778,312	0.27
	780 - 799		$193,855,101	0.37
	800 and above		$2,495,859,754	4.73
Total			$3,240,405,167	6.14

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 15 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
20.01 - 25.00	Score Unavailable	$3,918,175	0.01
	499 and below	$7,426,499	0.01
	500 - 539	$3,407,079	0.01
	540 - 559	$3,362,949	0.01
	560 - 579	$2,328,510	0.00
	580 - 599	$4,978,658	0.01
	600 - 619	$6,862,103	0.01
	620 - 639	$13,377,876	0.03
	640 - 659	$15,538,904	0.03
	660 - 679	$24,410,078	0.05
	680 - 699	$39,119,036	0.07
	700 - 719	$64,018,788	0.12
	720 - 739	$73,147,710	0.14
	740 - 759	$81,900,936	0.16
	760 - 779	$106,438,951	0.20
	780 - 799	$145,236,314	0.28
	800 and above	$1,601,307,583	3.03
Total		$2,196,780,149	4.16

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
25.01 - 30.00	Score Unavailable	$6,979,924	0.01
	499 and below	$11,929,288	0.02
	500 - 539	$6,430,410	0.01
	540 - 559	$3,735,524	0.01
	560 - 579	$4,672,429	0.01
	580 - 599	$6,659,639	0.01
	600 - 619	$10,139,362	0.02
	620 - 639	$18,987,438	0.04
	640 - 659	$31,259,970	0.06
	660 - 679	$43,121,346	0.08
	680 - 699	$70,318,269	0.13
	700 - 719	$99,324,186	0.19
	720 - 739	$118,803,274	0.23
	740 - 759	$134,420,572	0.25
	760 - 779	$162,279,222	0.31
	780 - 799	$221,895,794	0.42
	800 and above	$2,165,631,913	4.10
Total		$3,116,588,560	5.90

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
30.01 - 35.00	Score Unavailable	$6,388,020	0.01
	499 and below	$15,596,385	0.03
	500 - 539	$6,958,640	0.01
	540 - 559	$9,815,821	0.02
	560 - 579	$8,272,406	0.02
	580 - 599	$11,156,227	0.02
	600 - 619	$15,896,311	0.03
	620 - 639	$28,790,126	0.05
	640 - 659	$43,166,350	0.08
	660 - 679	$62,641,412	0.12
	680 - 699	$112,359,553	0.21
	700 - 719	$142,057,061	0.27
	720 - 739	$172,831,547	0.33
	740 - 759	$195,589,649	0.37
	760 - 779	$216,193,406	0.41
	780 - 799	$305,632,996	0.58
	800 and above	$2,618,443,095	4.96
Total		$3,971,789,005	7.52

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 16 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
35.01 - 40.00	Score Unavailable	$6,896,773	0.01
	499 and below	$11,328,267	0.02
	500 - 539	$12,676,472	0.02
	540 - 559	$6,677,096	0.01
	560 - 579	$11,775,559	0.02
	580 - 599	$15,379,475	0.03
	600 - 619	$23,840,418	0.05
	620 - 639	$44,531,322	0.08
	640 - 659	$72,196,475	0.14
	660 - 679	$101,160,258	0.19
	680 - 699	$146,173,212	0.28
	700 - 719	$202,854,800	0.38
	720 - 739	$244,337,970	0.46
	740 - 759	$249,649,698	0.47
	760 - 779	$334,244,486	0.63
	780 - 799	$350,977,238	0.66
	800 and above	$2,989,263,250	5.66
Total		$4,823,962,770	9.14

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
40.01 - 45.00	Score Unavailable	$5,950,459	0.01
	499 and below	$17,622,046	0.03
	500 - 539	$13,587,991	0.03
	540 - 559	$11,738,793	0.02
	560 - 579	$15,131,461	0.03
	580 - 599	$29,555,024	0.06
	600 - 619	$36,080,361	0.07
	620 - 639	$54,751,158	0.10
	640 - 659	$74,992,587	0.14
	660 - 679	$131,362,615	0.25
	680 - 699	$170,757,769	0.32
	700 - 719	$229,720,207	0.44
	720 - 739	$276,156,428	0.52
	740 - 759	$293,361,526	0.56
	760 - 779	$374,211,360	0.71
	780 - 799	$425,415,766	0.81
	800 and above	$3,137,821,463	5.94
Total		$5,298,217,013	10.04

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
45.01 - 50.00	Score Unavailable	$7,796,825	0.01
	499 and below	$14,250,043	0.03
	500 - 539	$12,920,697	0.02
	540 - 559	$15,621,942	0.03
	560 - 579	$18,469,809	0.03
	580 - 599	$24,784,808	0.05
	600 - 619	$39,165,574	0.07
	620 - 639	$62,583,423	0.12
	640 - 659	$84,547,779	0.16
	660 - 679	$127,654,873	0.24
	680 - 699	$206,023,513	0.39
	700 - 719	$256,525,992	0.49
	720 - 739	$301,668,255	0.57
	740 - 759	$331,404,419	0.63
	760 - 779	$391,267,758	0.74
	780 - 799	$460,224,706	0.87
	800 and above	$2,803,690,831	5.31
Total		$5,158,601,246	9.77

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 17 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
50.01 - 55.00	Score Unavailable	$4,821,428	0.01
	499 and below	$11,964,093	0.02
	500 - 539	$13,308,978	0.03
	540 - 559	$9,513,609	0.02
	560 - 579	$16,400,899	0.03
	580 - 599	$23,054,687	0.04
	600 - 619	$40,864,897	0.08
	620 - 639	$66,946,861	0.13
	640 - 659	$89,362,671	0.17
	660 - 679	$138,180,858	0.26
	680 - 699	$201,619,135	0.38
	700 - 719	$291,421,566	0.55
	720 - 739	$324,904,082	0.62
	740 - 759	$336,615,019	0.64
	760 - 779	$421,264,017	0.80
	780 - 799	$436,968,889	0.83
	800 and above	$2,526,586,835	4.79
Total		$4,953,798,525	9.38

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
55.01 - 60.00	Score Unavailable	$2,860,245	0.01
	499 and below	$10,273,302	0.02
	500 - 539	$15,433,924	0.03
	540 - 559	$12,707,992	0.02
	560 - 579	$11,409,440	0.02
	580 - 599	$20,598,541	0.04
	600 - 619	$37,642,260	0.07
	620 - 639	$56,078,286	0.11
	640 - 659	$91,607,118	0.17
	660 - 679	$148,467,973	0.28
	680 - 699	$201,182,222	0.38
	700 - 719	$262,685,340	0.50
	720 - 739	$302,042,136	0.57
	740 - 759	$345,567,512	0.65
	760 - 779	$390,253,592	0.74
	780 - 799	$430,509,470	0.82
	800 and above	$2,276,638,832	4.31
Total		$4,615,958,185	8.74

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
60.01 - 65.00	Score Unavailable	$906,278	0.00
	499 and below	$9,828,469	0.02
	500 - 539	$8,717,964	0.02
	540 - 559	$8,396,990	0.02
	560 - 579	$11,649,753	0.02
	580 - 599	$22,965,418	0.04
	600 - 619	$35,409,706	0.07
	620 - 639	$51,866,379	0.10
	640 - 659	$87,773,050	0.17
	660 - 679	$150,423,405	0.28
	680 - 699	$202,249,725	0.38
	700 - 719	$264,156,084	0.50
	720 - 739	$297,584,725	0.56
	740 - 759	$340,996,148	0.65
	760 - 779	$364,176,355	0.69
	780 - 799	$444,916,104	0.84
	800 and above	$2,141,899,916	4.06
Total		$4,443,916,468	8.42

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 18 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
65.01 - 70.00	Score Unavailable	$2,135,856	0.00
	499 and below	$10,194,193	0.02
	500 - 539	$10,745,666	0.02
	540 - 559	$10,984,600	0.02
	560 - 579	$10,997,184	0.02
	580 - 599	$17,694,385	0.03
	600 - 619	$34,518,175	0.07
	620 - 639	$60,122,519	0.11
	640 - 659	$93,745,828	0.18
	660 - 679	$144,029,506	0.27
	680 - 699	$204,790,125	0.39
	700 - 719	$279,117,730	0.53
	720 - 739	$282,022,707	0.53
	740 - 759	$336,454,813	0.64
	760 - 779	$345,158,141	0.65
	780 - 799	$387,283,953	0.73
	800 and above	$1,973,763,873	3.74
Total		$4,203,759,255	7.96

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
70.01 - 75.00	Score Unavailable	$712,669	0.00
	499 and below	$8,509,340	0.02
	500 - 539	$12,328,586	0.02
	540 - 559	$11,280,951	0.02
	560 - 579	$12,312,829	0.02
	580 - 599	$26,966,443	0.05
	600 - 619	$41,321,691	0.08
	620 - 639	$58,938,414	0.11
	640 - 659	$106,782,810	0.20
	660 - 679	$172,401,213	0.33
	680 - 699	$247,884,227	0.47
	700 - 719	$273,665,999	0.52
	720 - 739	$336,689,740	0.64
	740 - 759	$342,509,196	0.65
	760 - 779	$365,097,082	0.69
	780 - 799	$413,649,079	0.78
	800 and above	$1,883,618,047	3.57
Total		$4,314,668,316	8.17

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
75.01 - 80.00	Score Unavailable	$1,157,354	0.00
	499 and below	$6,663,641	0.01
	500 - 539	$8,364,053	0.02
	540 - 559	$5,631,908	0.01
	560 - 579	$7,501,945	0.01
	580 - 599	$14,248,347	0.03
	600 - 619	$25,799,525	0.05
	620 - 639	$46,371,496	0.09
	640 - 659	$72,648,929	0.14
	660 - 679	$94,938,511	0.18
	680 - 699	$142,145,763	0.27
	700 - 719	$186,374,466	0.35
	720 - 739	$196,707,324	0.37
	740 - 759	$196,932,778	0.37
	760 - 779	$206,573,552	0.39
	780 - 799	$192,275,384	0.36
	800 and above	$740,892,343	1.40
Total		$2,145,227,317	4.06

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 19 of 21

RBC Covered Bond Programme Monthly Investor Report Calculation Date: 11/29/2019
Cover Pool Indexed LTV - Drawn by Credit Bureau Score (continued)

Indexed LTV (%)	Credit Bureau Score	Principal Balance	Percentage
> 80.00	Score Unavailable	$255,860	0.00
	499 and below	$862,332	0.00
	500 - 539	$1,592,326	0.00
	540 - 559	$1,323,876	0.00
	560 - 579	$1,511,988	0.00
	580 - 599	$4,458,361	0.01
	600 - 619	$7,173,217	0.01
	620 - 639	$7,465,438	0.01
	640 - 659	$12,771,023	0.02
	660 - 679	$17,471,973	0.03
	680 - 699	$31,446,603	0.06
	700 - 719	$32,488,788	0.06
	720 - 739	$33,521,538	0.06
	740 - 759	$30,615,771	0.06
	760 - 779	$29,648,787	0.06
	780 - 799	$23,532,414	0.04
	800 and above	$69,965,184	0.13
Total		$306,105,478	0.58

Grand Total		$52,789,777,453	100.00

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 20 of 21

RBC Covered Bond Programme Monthly Investor Report Appendix

Housing Price Index Methodology

Indexation Methodology
The Market Value of the Properties used in calculating the Asset Coverage Test, the Valuation Calculation and the Amortization Test (except in respect of Calculation Dates prior to June 30, 2014) and for other purposes required by the Guide is adjusted, at least quarterly, for subsequent price developments with respect to the Property subject to the Related Security in respect of each such Loan by adjusting the Latest Valuation for such Property by a rate of change determined by the Index (as described below).

The Teranet-National Bank House Price Index™ Composite 11 (the Index) is an independently developed representation of monthly average home price changes in the following eleven Canadian metropolitan areas: Victoria, Vancouver, Calgary, Edmonton, Winnipeg, Hamilton, Toronto, Ottawa, Montréal, Québec and Halifax. These metropolitan areas are combined to form the Index. The Index is the weighted average of these eleven metropolitan areas.
Further details on the Index including a description of the method used to calculate the Index is available at www.housepriceindex.ca.

A three-step process is used to determine the Market Value for each Property subject to the Related Security in respect of a Loan. First, a code (the Forward Sortation Area (FSA)) which identifies the location of the Property is compared to corresponding codes maintained by Teranet Inc. to confirm whether the property is located within any of the 11 Canadian metropolitan areas covered by the Index. Second, to the extent an FSA match is not found, the name of the city in which such Property is located is used to confirm whether such city matches any of the Canadian metropolitan areas covered by the Index. The Market Value is then determined by adjusting the Latest Valuation for such Property, at least quarterly, by the rate of change for the corresponding Canadian metropolitan area, and where there is no corresponding Canadian metropolitan area, the rate of change indicated in the Index, from the date of the Latest Valuation to the date on which the Latest Valuation is being adjusted for purposes of determining the Market Value for such Property. Where the Latest Valuation in respect of such Property pre-dates the first available date for the relevant rate of change in the Index, the first available date for such rate of change is used to determine the rate of change to apply to adjust the Latest Valuation for purposes of determining the Market Value for such Property. Such adjusted Market Value is the adjusted Original Market Value referred to in footnote 2 on page 4 of the Investor Report.

The Issuer and the Guarantor LP may from time to time determine to use a different index or indices or a different indexation methodology to adjust the Latest Valuation for subsequent price developments to determine Market Value for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable results or that is more cost effective. Any such change in the Index or Index Methodology used to determine Market Value will be disclosed to Covered Bondholders and made in accordance with the definition of "Market Value" and “Index Methodology” in the Master Definition and Construction Agreement and be required to meet the requirements in the Guide, which include the requirement that any such change may only be made (i) upon notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such change constitutes a material change, subject to Rating Agency Confirmation, and (iii) if such change is materially prejudicial to the Covered Bondholders, subject to the consent of the Bond Trustee. In addition, the Issuer is required, pursuant to the Guide, to provide CMHC notice upon becoming aware of any change or proposed change in the method used to calculate the Index.

No website referred to herein forms part of the Investor Report, nor have the contents of any such website been approved by or submitted to CMHC or any other governmental, securities or other regulatory authority.

Risk Factors relating to the Indexation Methodology

The Issuer and the Guarantor LP believe that the following factors, although not exhaustive, could be material for the purpose of assessing risks associated with the use of the Index.

No recourse for errors in the data in the Index
The Issuer and the Guarantor LP have received written permission from the Index providers to use the Index. The data in the Index is provided on an “as is” basis and without any warranty as to the accuracy, completeness, non-infringement, originality, timeliness or any other characteristic of the data and the Index providers disclaim any and all liability with respect to such data. Neither the Issuer nor the Guarantor LP makes any representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of such information or assumes any liability for any errors or reliance placed on such information. As a result, there will not be any recourse for investors, the Issuer or the Guarantor LP for any errors in the data in the Index relied upon to determine the Market Value in respect of any Property subject to the Related Security in respect of a Loan.

The actual rate of change in the value of a Property may differ from the rate of change used to adjust the Latest Valuation for such Property in determining its Market Value
The Index does not include a representation of changes in average home prices outside of the Canadian metropolitan areas that it covers and was developed as a representation of monthly average home price changes in the Canadian metropolitan areas that it does cover. While the Index uses data from single family properties, including detached, semi-detached, townhouse/row homes and condominium properties, it is being used to determine the Market Value of all Properties included as Related Security for Loans in the Covered Bond Portfolio, which may not correspond in every case to the categories included in the Index. The actual value of a Property subject to the Related Security in respect of each Loan may change at a rate that is greater than or less than the rate of change used to determine the Market Value for such Property. This discrepancy may be magnified when the Index is used to determine the Market Value for a Property outside of the Canadian metropolitan areas covered by the Index given factors that affect housing prices may vary significantly regionally from a national average or where the Index is used to determine Market Value for a Property in a category not covered by the Index and whose value is affected by factors that are different from those that affect the value of properties in the categories used by the Index. In addition, the methodology applied to produce the Index makes certain fundamental assumptions that impose difficulties in selecting or filtering the properties that are used to produce the Index due to a lack of information about the properties, which may result in such properties being excluded and may impact the accuracy of the representation of the rate of change in the Index.

The Index may not always be available in its current form or a different Index may be used to determine Market Value for a Property subject to Related Security in respect of a Loan
The Index providers may make a change to the method used to calculate the Index, the frequency with which the Index is published may change (such that the Index no longer meets the requirements in the Guide), or the Index may cease to be available to the Issuer and the Guarantor LP for determining the the Market Value of the Property subject to Related Security in respect of a Loan. In such circumstances, the Issuer and the Guarantor LP may or will need to select one or more new indices for determining Market Value of the Property subject to Related Security in respect of a Loan. The Issuer and the Guarantor LP may also determine at any time to use a different index or indices to adjust the Latest Valuation of the Property subject to Related Security in respect of a Loan for subsequent price developments to determine the Market Value of such Property, for example, to obtain rates of changes in home prices for metropolitan or geographic areas not covered by the Index, to use an index or indices that the Issuer and Guarantor LP believe will produce better or more reliable Market Value results or that is more cost effective. The use of any such new indices to adjust Latest Valuation could result in a significant change in the Market Value of the real property subject to the Related Security in respect of each Loan. See "Housing Price Index Methodology - Indexation Methodology".

RBC Covered Bond Programme	Monthly Investor Report - November 29, 2019	Page 21 of 21